Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 - Property and Equipment, Net:

Composition:

	December 31,
	2018	2017
	(U.S. dollars in thousands)

Cost:
Software Systems	$1,411	$1,361
Vehicles	538	554
Leasehold improvements	347	347
Office furniture and equipment	122	121
Computers, electronics and related	13	13
	$2,431	$2,396
Less: accumulated depreciation and amortization	1,415	1,008
Property and equipment, net	$1,016	$1,388

The depreciation and amortization recorded by the Group amounted to $478 thousand, $489 thousand and $342 thousand in the years ended December 31, 2018, 2017 and 2016, respectively.